Additional Information - Condensed Financial Statements of Parent Company (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additional Information - Condensed Financial Statements of Parent Company
Restricted net assets of the entity's consolidated and unconsolidated subsidiaries not available for distribution	$ 1,483,016
Threshold percentage of restricted net assets of the entity's consolidated and unconsolidated subsidiaries	25.00%